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                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 SMALL CAP FUND
                          EMERGING MARKETS EQUITY FUND
                              HIGH YIELD BOND FUND

                      SUPPLEMENT DATED SEPTEMBER 15, 1999
                   TO THE PROSPECTUS DATED SEPTEMBER 30, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Security Capital Global Capital Management Group Incorporated ("Security Capital"), as an additional Sub-Adviser to the Trust's Small Cap Fund (the "Fund"). Security Capital was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 13-14, 1999, and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial Shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Security Capital, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Security Capital. SIMC recommended the selection of Security Capital and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Security Capital and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Security Capital, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Security Capital; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Security Capital's personnel and its financial condition; (4) its performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Security Capital, including any benefits to be received by Security Capital or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Security Capital relating to the Fund, Security Capital makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Security Capital is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2001 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Security Capital as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 15 of the Prospectus is amended by inserting the following disclosure relating to Security Capital:

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INCORPORATED: Anthony R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of Security Capital Global Capital Management Group, Incorporated ("Security Capital"). The Portfolio Management Committee is responsible for determining the portfolio composition for the portion of the Fund's assets allocated to Security Capital. The members of the Portfolio Management Committee have an average of 18 years of investment experience.

Security Capital was founded in 1995, and is controlled by Security Capital Investment Research Incorporated. As of August 31, 1999, Security Capital had approximately $1.3 billion in assets under management, primarily in real estate and related disciplines.
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Listed below are the names and principal occupations of the principal executive officers and directors of Security Capital. The principal business address of the principal executive officers and directors, as it relates to their positions at Security Capital, is 11 South LaSalle Street, Chicago, Illinois 60603.

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NAME                          TITLE
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
                              President, Chief Investment Officer
Anthony R. Manno, Jr.         & Director
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Kenneth D. Statz              Managing Director
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Daniel F. Miranda             Managing Director
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Jeffery A. Jacobson           Managing Director
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W. Joseph Houlihan            Managing Director
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Kevin W. Bedell               Senior Vice President
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Alexander K. Daggett          Vice President
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Jeffery C. Nellessen          Vice President
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David T. Novick               Chief Compliance Officer
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

The Adviser will pay Security Capital a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Security Capital.
                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Parametric Portfolio Associates ("Parametric") as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Parametric because it provided investment advice for only one emerging market country, and it was decided that the Fund's other Sub-Advisers could provide comparable advice in this country. This termination does not require Shareholder approval.

In connection with the termination of Parametric as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 14 of the Prospectus is amended by removing the disclosure relating to Parametric.
                           --------------------------

At the same Meeting, the Trustees appointed Nomura Corporate Research and Asset Management Inc. ("Nomura"), as an additional Sub-Adviser to the Trust's High Yield Bond Fund (the "Fund"). Nomura's appointment does not require Shareholder approval.

In evaluating Nomura, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Nomura. SIMC recommended the selection of Nomura and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of Nomura and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Nomura, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Nomura; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Nomura's personnel and its financial condition;
(4) its performance track record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Nomura, including any benefits to be received by Nomura or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Nomura relating to the Fund, Nomura makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Nomura is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2001 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Nomura as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 6 of the Prospectus is amended by inserting the following disclosure relating to Nomura:

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Robert Levine, CFA, President and Chief Executive Officer of Nomura Corporate Research and Asset Management Inc. ("Nomura"), and Richard A. Buch, Managing Director and Senior Portfolio Manager of Nomura, are responsible for managing Nomura's high yield bond portfolios and for overseeing their high
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yield bond research and analysis. Prior to joining Nomura, Mr. Levine was
President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created their first high yield bond mutual fund. Prior to joining Nomura, Mr. Buch was with Kidder, Peabody & Co., where he served as Senior Vice President of the Kidder, Peabody Asset Management, Inc. Mr. Levine and Mr. Buch each have over 20 years of investment experience.

Nomura was founded in 1991, and is controlled by Nomura Holdings America Inc. and Nomura Securities Co., Ltd. As of August 31, 1999, Nomura had approximately $2.5 billion in assets under management.

Listed below are the names and principal occupations of the principal executive officers and directors of Nomura. The principal business address of the principal executive officers and directors, as it relates to their positions at Nomura, is Two World Financial Center, Building B, New York, New York 10281-1198.

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NAME                          TITLE
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
Robert Levine                 CEO, President & Director
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Richard A Buch                Managing Director & Director
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Douglas R. Metcalf            Director
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Shigeki Fujitani              Director
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Atsushi Yoshikawa             Co-Chairman of the Board
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Joseph R. Schmuckler          Co-Chairman of the Board
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Jennie H. Wong                Chief Administrative Officer
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

The Adviser will pay Nomura a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Nomura.
                           --------------------------

Credit Suisse Asset Management, a Sub-Adviser to the High Yield Bond Fund, recently completed its acquisition of Warburg Pincus Asset Management. The combined firm will be known as Credit Suisse Asset Management, LLC/Americas. In connection with this name change, any references in this Prospectus to Credit Suisse Asset Management are hereby replaced with Credit Suisse Asset Management LLC/Americas.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE